Long-term debt (Parenthetical) (Detail)	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Upper Limit | Unsecured corporate bonds due years ending March 31, 2011 through 2019
Debt Instrument [Line Items]
Interest rates per annum	2.00%	2.00%
Debt instrument, maturity date (fiscal year ending)	Mar. 31, 2019	Mar. 31, 2019
Lower Limit | Unsecured corporate bonds due years ending March 31, 2011 through 2019
Debt Instrument [Line Items]
Interest rates per annum	1.00%	1.00%
Debt instrument, maturity date (fiscal year ending)	Mar. 31, 2012	Mar. 31, 2011
Upper Limit | Unsecured indebtedness to financial institutions, due years ending March 31, 2011 - 2013
Debt Instrument [Line Items]
Interest rates per annum	1.50%	1.50%
Debt instrument, maturity date (fiscal year ending)	Mar. 31, 2013	Mar. 31, 2013
Lower Limit | Unsecured indebtedness to financial institutions, due years ending March 31, 2011 - 2013
Debt Instrument [Line Items]
Interest rates per annum	1.30%	1.30%
Debt instrument, maturity date (fiscal year ending)	Mar. 31, 2012	Mar. 31, 2011
Unsecured indebtedness to financial institutions, due year ending March 31, 2012
Debt Instrument [Line Items]
variable rate per annum	2.40%	4.60%
Debt instrument, maturity date (fiscal year ending)	Mar. 31, 2012	Mar. 31, 2012